Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Without Sales Load [Member] | C000145024
Average Annual Return [Line Items]
Average Annual Return, Percent	0.83%	7.79%	13.70%	6.96%
Without Sales Load [Member] | C000037794
Average Annual Return [Line Items]
Average Annual Return, Percent	0.58%	7.52%	13.40%	6.70%
Without Sales Load [Member] | C000095455
Average Annual Return [Line Items]
Average Annual Return, Percent	1.14%	7.69%	4.53%	3.54%
Without Sales Load [Member] | C000095454
Average Annual Return [Line Items]
Average Annual Return, Percent	1.02%	7.42%	4.26%	3.27%
Without Sales Load [Member] | C000119956
Average Annual Return [Line Items]
Average Annual Return, Percent	1.03%	6.19%	6.92%	4.05%
Without Sales Load [Member] | C000119955
Average Annual Return [Line Items]
Average Annual Return, Percent	1.01%	5.93%	6.69%	3.80%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	(0.37%)	4.88%	(0.40%)	1.46%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	(0.37%)	4.88%	(0.40%)	1.46%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	(1.97%)	8.25%	18.59%	12.50%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	(0.37%)	4.88%	(0.40%)	1.46%
60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return, Percent	(1.24%)	7.02%	10.88%	8.22%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	(1.97%)	8.25%	18.59%	12.50%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	(0.37%)	4.88%	(0.40%)	1.46%
60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return, Percent	(1.24%)	7.02%	10.88%	8.22%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	(0.37%)	4.88%	(0.40%)	1.46%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	(0.37%)	4.88%	(0.40%)	1.46%
ICE BofAML Non-Financial Developed HY Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Non-Financial Developed HY Constrained Index
Average Annual Return, Percent	0.48%	7.42%	6.81%	4.46%
S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	2.91%	6.02%	8.69%	4.85%
ICE BofAML Non-Financial Developed HY Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Non-Financial Developed HY Constrained Index
Average Annual Return, Percent	0.48%	7.42%	6.81%	4.46%
S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	2.91%	6.02%	8.69%	4.85%